Right-of-Use Assets and Lease Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets and Lease Liabilities [Abstract]
Short-term lease agreements	$ 3,557	$ 4,799
Operating lease rental income	$ 14,101	$ 15,723